Nuveen Core Impact Bond Managed Accounts
Portfolio
Portfolio of Investments July 31, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.7%
X 5,520,360 CORPORATE BONDS - 60.6%
X 5,520,360
Banks - 8.3%
$ 200 ABN AMRO Bank NV, 144A 2.470% 12/13/29 A $ 174,118
200 Bank Hapoalim BM, Reg S, 144A 3.255% 1/21/32 BBB 172,046
250 BPCE SA, 144A 2.045% 10/19/27 A 223,611
200 ING Groep NV, 144A 1.400% 7/01/26 A+ 182,728
850 Total Banks 752,503
Beverages - 2.3%
250 PepsiCo Inc 2.875% 10/15/49 A+ 209,432
Chemicals - 2.6%
250 LG Chem Ltd, 144A 3.625% 4/15/29 A3 240,162
Commercial Services & Supplies - 3.0%
100 Massachusetts Higher Education Assistance Corp 2.673% 7/01/31 Aa3 89,913
250 Rockefeller Foundation 2.492% 10/01/50 AAA 183,644
350 Total Commercial Services & Supplies 273,557
Diversified Consumer Services - 0.8%
100 Bush Foundation 2.754% 10/01/50 Aaa 72,555
Diversified Financial Services - 2.6%
250 WLB Asset II B Pte Ltd, 144A 3.950% 12/10/24 N/R 236,189
Diversified Telecommunication Services - 1.7%
200 Verizon Communications Inc 2.850% 9/03/41 A- 156,990
Electric Utilities - 12.8%
250 MidAmerican Energy Co 3.150% 4/15/50 Aa2 202,832
250 Niagara Mohawk Power Corp, 144A 1.960% 6/27/30 BBB+ 213,374
120 PacifiCorp 2.900% 6/15/52 A+ 92,007
200 Southern California Edison Co 3.650% 6/01/51 A- 162,375
200 Southwestern Electric Power Co 3.250% 11/01/51 A- 153,568
250 Southwestern Public Service Co 3.750% 6/15/49 A 217,810
150 Southwestern Public Service Co 3.150% 5/01/50 A 120,735
1,420 Total Electric Utilities 1,162,701
Equity Real Estate Investment Trusts - 5.3%
200 Host Hotels & Resorts LP 2.900% 12/15/31 BBB- 160,490
200 Regency Centers LP 3.750% 6/15/24 BBB+ 198,659
125 Starwood Property Trust Inc, 144A 5.500% 11/01/23 BB+ 124,063
525 Total Equity Real Estate Investment Trusts 483,212

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Gas Utilities - 2.2%
$ 200 NiSource Inc 5.000% 6/15/52 BBB+ $ 202,205
Hotels, Restaurants & Leisure - 2.1%
200 Starbucks Corp 4.450% 8/15/49 BBB+ 189,244
Independent Power And Renewable Electricity Prod - 2.0%
200 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 BB+ 182,897
Independent Power Producers & Energy Traders - 6.0%
250 AES Corp 2.450% 1/15/31 BBB- 211,315
200 Sweihan PV Power Co PJSC, 144A 3.625% 1/31/49 BBB+ 168,120
190 UEP Penonome II SA2020 1, 144A 6.500% 10/01/38 BB 172,270
640 Total Independent Power Producers & Energy Traders 551,705
Oil, Gas & Consumable Fuels - 0.9%
100 TotalEnergies Capital International SA 3.127% 5/29/50 A+ 80,916
Paper & Forest Products - 2.1%
200 Inversiones CMPC SA, 144A 4.375% 4/04/27 BBB 191,250
Semiconductors & Semiconductor Equipment - 4.5%
250 NXP BV / NXP Funding LLC / NXP USA Inc 3.400% 5/01/30 BBB 228,110
225 SK Hynix Inc, 144A 2.375% 1/19/31 Baa2 178,387
475 Total Semiconductors & Semiconductor Equipment 406,497
Software - 1.4%
150 Autodesk Inc 2.400% 12/15/31 A3 128,345
$ 6,360 Total Corporate Bonds (cost $6,536,909) 5,520,360
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 2,408,124 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 26.4%
X 2,408,124
$ 2 Banc of America Mortgage 2004-K Trust 2004 K 2.617% 12/25/34 N/R $ 1,815
250 BFLD Trust 2020-EYP (1-Month LIBOR reference rate +
2.100% spread) 2020 EYP(3)
4.099% 10/15/35 A- 238,286
250 Century Plaza Towers 2019-CPT 2019 CPT 2.997% 11/13/39 N/R 193,432
100 DBUBS 2017-BRBK Mortgage Trust 2017 BRBK 3.452% 10/10/34 AAA 97,231
3 Fannie Mae Pool BT0267 3.000% 9/01/51 N/R 2,773
3 Fannie Mae Pool BU8837 5.000% 5/01/52 N/R 2,915
5 Fannie Mae Pool CA6414 3.000% 7/01/50 N/R 4,773
1 Fannie Mae Pool CB3149 2.000% 3/01/52 N/R 884
25 Fannie Mae Pool CB3297 2.500% 4/01/52 N/R 23,042
9 Fannie Mae Pool MA4518 3.000% 1/01/37 N/R 8,612
15 Fannie Mae Pool MA4567 2022 2022 2.000% 3/01/37 N/R 14,605
5 Fannie Mae Pool MA4570 2.000% 3/01/42 N/R 4,474
27 Fannie Mae Pool MA4644 2022 1 4.000% 5/01/52 N/R 26,772
7 Fannie Mae Pool MA4709 , (WI/DD, Settling 8/11/22) 5.000% 7/01/52 N/R 7,140
8 Freddie Mac Gold Pool G08760 3.000% 4/01/47 N/R 7,379
142 Freddie Mac Multifamily Structured Pass Through
Certificates 2020 Q014
1.555% 1/25/36 N/R 125,261
5 Freddie Mac Pool QD1349 3.500% 11/01/51 N/R 4,747
5 Ginnie Mae II Pool BX3679 3.000% 8/20/50 N/R 5,277
7 Ginnie Mae II Pool BX3680 3.000% 8/20/50 N/R 7,105
3 Ginnie Mae II Pool BX3681 3.000% 8/20/50 N/R 2,821
20 Ginnie Mae II Pool BY0325 2.500% 10/20/50 N/R 18,867
1 Ginnie Mae II Pool BY0330 3.000% 10/20/50 N/R 666
1 Ginnie Mae II Pool BY0331 3.000% 10/20/50 N/R 1,069
3 Ginnie Mae II Pool BY0338 3.500% 8/20/50 N/R 3,276

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 3 Ginnie Mae II Pool BY0339 3.500% 8/20/50 N/R $ 2,619
3 Ginnie Mae II Pool BY0340 3.500% 8/20/50 N/R 2,773
57 Ginnie Mae II Pool MA7589 2.500% 9/20/51 N/R 54,572
3 Ginnie Mae II Pool MA8043 3.000% 5/20/52 N/R 2,904
3 Ginnie Mae II Pool MA8149 3.500% 7/20/52 N/R 2,989
86 GoodLeap Sustainable Home Solutions Trust 2021-3 2021
3CS
2.100% 5/20/48 N/R 75,137
135 GoodLeap Sustainable Home Solutions Trust 2021-4 2021
4GS
2.360% 7/20/48 BBB 111,000
235 Hudson Yards 2019-30HY Mortgage Trust 2019 30HY 3.228% 7/10/39 AAA 218,871
159 Loanpal Solar Loan 2021-2 Ltd 2021 2GS 2.220% 3/20/48 N/R 134,501
155 Mosaic Solar Loan Trust 2020-2 2020 2A 1.440% 8/20/46 N/R 136,115
174 Mosaic Solar Loan Trust 2021-3 2021 3A 1.920% 6/20/52 N/R 152,188
250 Natixis Commercial Mortgage Securities Trust 2019-MILE
(1-Month LIBOR reference rate + 1.500% spread) 2019
MILE(3)
3.499% 7/15/36 N/R 245,732
73 Vivint Solar Financing V LLC 2018 1A 7.370% 4/30/48 N/R 70,850
234 Vivint Solar Financing VII LLC 2020 1A 2.210% 7/31/51 N/R 204,018
200 VNDO Trust 2016-350P 2016 350P 3.903% 1/10/35 AA- 190,633
$ 2,666 Total Asset-Backed and Mortgage-Backed Securities (cost $2,697,212) 2,408,124
Principal
Amount (000) Description (1)
Optional Call
Provisions (4) Ratings (2) Value
X 709,919 MUNICIPAL BONDS - 7.8%
X 709,919
California - 3.7%
$ 200 Los Angeles Department of Airports, California, Customer Facility Charge
Revenue Bonds, Los Angeles International Airport, Consolidated Rental
Car Facility Project, Green Series 2022A, 4.242%, 5/15/48 - AGM Insured
5/32 at 100.00 N/R $ 188,392
185 San Francisco City and County Public Utilities Commission, California,
Power Revenue Bonds, Taxable Refunding Series 2020E, 2.825%,
11/01/41
11/30 at 100.00 Aa2 151,152
385 Total California 339,544
Massachusetts - 1.7%
170 Massachusetts Clean Energy Cooperative Corp, 2.020%, 7/01/28 No Opt. Call N/R 155,863
Michigan - 2.4%
250 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Taxable Refunding Senior Lien Series 2020A, 3.056%, 7/01/39
No Opt. Call AA- 214,512
$ 805 Total Municipal Bonds (cost $827,475) 709,919
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 171,262 SOVEREIGN DEBT - 1.9%
X 171,262
Peru - 1.9%
$ 200 Peruvian Government International Bond 3.000% 1/15/34 Baa1 $ 171,262
$ 200 Total Sovereign Debt (cost $196,192) 171,262
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 96,719 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
X 96,719
$ 100 United States Treasury Note/Bond 2.875% 05/15/52 Aaa $ 96,719
$ 100 Total U.S. Government and Agency Obligations (cost $90,540) 96,719

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Gh
Principal
Amount (000) Description (1) Coupon (5)
Reference
Rate (5) Spread (5) Maturity (6) Ratings (2) Value
X 82,981 VARIABLE RATE SENIOR LOAN INTERESTS - 0.9% (5)
X 82,981
Electric Utilities - 0.9%
$ 84 ExGen Renewables IV, LLC,
Term Loan
4.080% 3-Month LIBOR 2.500% 12/15/27 BB- $ 82,981
$ 84 Total Variable Rate Senior Loan Interests (cost $84,098) 82,981
Total Long-Term Investments (cost $10,432,426) 8,989,365
Other Assets Less Liabilities -  1.3% 115,798
Net Assets - 100% $ 9,105,163
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 5,520,360 $ – $ 5,520,360
Asset-Backed and Mortgage-Backed
Securities – 2,408,124 – 2,408,124
Municipal Bonds – 709,919 – 709,919
Sovereign Debt – 171,262 – 171,262
U.S. Government and Agency Obligations – 96,719 – 96,719
Variable Rate Senior Loan Interests – 82,981 – 82,981
Total
$ – $ 8,989,365 $ – $ 8,989,365
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s
Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate
(Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the
London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(6) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
WI/DD Purchased on a when-issued or delayed delivery basis.